Cash, Cash Equivalents and Short-term Investments	12 Months Ended
Dec. 31, 2025
Cash, Cash Equivalents and Short-term Investments
Cash, Cash Equivalents and Short-term Investments

3. Cash, Cash Equivalents and Short-term Investments

Cash, cash equivalents and short-term investments consist of the following:

	As of December 31,
	2024	2025

	(In US$ thousands)
Cash and cash equivalents:	$1,890,632	$2,298,941
Short-term investments:
Bank time deposits	389,905	29,222
Wealth management products	69,947	76,917
Subtotal	459,852	106,139
Total cash, cash equivalents and short-term investments	$2,350,484	$2,405,080

The carrying amounts of cash, cash equivalents and short-term investments approximate the fair value.